Pension and Other Post-retirement Benefits - Plan Assets Allocations (Details) - Pension Benefits	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015
Large Capitalization Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	21.70%	38.80%
Small Capitalization Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	5.20%	5.40%
International Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	13.70%	14.00%
Global Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	10.50%
Private Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	5.50%	6.10%
Equity Securities
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	56.60%	64.30%
Fixed Income
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	36.40%	34.30%
Real Estate - Domestic
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	5.00%
Cash and Cash Equivalents
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	2.00%	1.40%
Maximum | Large Capitalization Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	22.00%	35.00%
Maximum | Small Capitalization Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	13.00%	15.00%
Maximum | International Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	20.00%	25.00%
Maximum | Global Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	20.00%
Maximum | Private Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Maximum | Equity Securities
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	75.00%	75.00%
Maximum | Fixed Income
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	45.00%	45.00%
Maximum | Real Estate - Domestic
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	10.00%	10.00%
Minimum | Large Capitalization Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	12.00%	15.00%
Minimum | Small Capitalization Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	3.00%	5.00%
Minimum | International Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	10.00%	15.00%
Minimum | Global Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	5.00%
Minimum | Private Equity
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Minimum | Equity Securities
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	50.00%	50.00%
Minimum | Fixed Income
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Minimum | Real Estate - Domestic
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%